Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2015
Prepayments and Other Current Assets [Abstract]
Prepayments and Other Current Assets

5. Prepayments and Other Current Assets

The following is a summary of prepayments and other current assets:

	As of December 31,
	2014	2015	2015
	RMB	RMB	US$
Prepaid rental and deposits	1,557	3,666	566
Prepayments to suppliers and other business related expenses	33,788	47,465	7,327
Receivables related to exercise of employee options	4,759	5,002	772
Others	2,599	2,441	377
Total	42,703	58,574	9,042

Prepayments to suppliers and other business related expenses mainly consist of business related staff advances, and the Group’s prepaid content licenses fee to third-party content suppliers for the rights to access and present on the Group’s website the contents produced by these suppliers during a certain period. These content licenses generally have a license period of one to three years, and are amortized over the license period on a straight-line basis. The portion of the prepaid content licenses cost that relates to the license period more than 12 months from the balance sheet date is classified as other non-current assets.